Loan (Details)	1 Months Ended
	Sep. 30, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Loan (Details) [Line Items]
Bears annual interest rate	5.50%
Hangzhou United Bank [Member]
Loan (Details) [Line Items]
Borrowed a loan amount		$ 766,000	¥ 5,000,000